EXPLANATORY NOTE

Incorporated herein by reference are the definitive versions of the Registrant’s prospectuses and statement of additional information for Class A and Class Y Shares of the Catholic Values Equity and Catholic Values Fixed Income Funds electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on April 8, 2015 (SEC Accession No. 0001104659-15-026509).